Trade and Finance Receivables - Finance Receivables Allowance (Details) (Grower Receivables, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Grower Receivables
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Reserve at beginning of year	$ 36,854	$ 37,519
Charged to costs and expenses	61	933
Recoveries	(1,128)	(1,597)
Write-offs	(2,910)	0
Foreign exchange and other	0	(1)
Reserve at end of year	$ 32,877	$ 36,854